Cover	Mar. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2020
Entity File Number	001-37904
Entity Registrant Name	Advanced Disposal Services, Inc.
Entity Central Index Key	0001585790
Entity Tax Identification Number	90-0875845
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	90 Fort Wade Road
Entity Address, City or Town	Ponte Vedra
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32081
City Area Code	(904)
Local Phone Number	737-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ADSW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false